Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) - Schedule of Continuity of Equity Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Continuity of Equity Investments [Abstract]
Opening Balance	$ 131,982,060	$ 257,425,063
Disposals	(15,965,180)	(71,685,819)
Staking income	2,729,105	19,784,212
Net change in realized and unrealized gain/loss	(42,341,780)	(68,261,188)
Management fees	(248,663)	(2,530,856)
Transfers out to Digital Assets	(15,578,620)	(2,749,352)
Closing Balance	$ 60,576,922	$ 131,982,060